Stockholder's Equity - Additional Information (Detail) - USD ($)			3 Months Ended	4 Months Ended
	Mar. 06, 2015	Feb. 28, 2015	Mar. 31, 2015	Dec. 31, 2014	Apr. 13, 2015	Aug. 31, 2014
Stockholders' Equity Note [Abstract]
Common shares reserved for future issuance pursuant to future option grants				556,500
Convertible promissory notes outstanding				$ 2,528,983
Liability associated with shares issued with repurchase rights				$ 12,786
Shares subject to repurchase				4,532,874
Share based compensation expense			$ 644,000	$ 236,618
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Number of shares, subject to repurchase			4,191,081
Convertible Debt Securities
Stockholders' Equity Note [Abstract]
Convertible promissory notes outstanding				$ 2,500,000
2014 Plan
Stockholders' Equity Note [Abstract]
Shares reserved for issuance						5,500,000
Term of options to be granted under the Plan				10 years
Options granted under the plan				$ 0
Restricted Stock Awards
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			4 years
Shares granted				4,943,500
Weighted average price of shares				$ 0.002
Shares of restricted stock awards vested			342,000	410,626
Options granted under equity incentive plan			0
Restricted Stock Awards | 2014 Plan
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period				4 years
Restricted Stock Awards | 2014 Plan | Cliff Vesting period
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period				1 year
Restricted Stock Awards | 2014 Equity Incentive Plan
Stockholders' Equity Note [Abstract]
Common shares reserved for future issuance pursuant to future option grants			1,031,500
Shares reserved for issuance			5,975,000
Restricted Stock Awards | 2014 Equity Incentive Plan | Maximum
Stockholders' Equity Note [Abstract]
Term of equity incentive plan			10 years
Employee Restricted Shares [Member]
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period				4 years
Liability associated with shares issued with repurchase rights				$ 10,030
Shares granted				4,096,000
Weighted average price of shares				$ 0.002
Shares subject to repurchase				3,773,916
Shares of restricted stock awards vested			243,513	322,084
Underlying restricted stock awards granted that were vested			565,597
Non-Employee Restricted Stock [Member]
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period				4 years
Liability associated with shares issued with repurchase rights				$ 2,756
Shares granted				847,500
Shares subject to repurchase				758,958
Shares of restricted stock awards vested			98,280	88,542
Underlying restricted stock awards granted that were vested			186,822
Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense			$ 616,000	$ 236,618
Number of shares, subject to repurchase			660,678
Restricted Stock With Cliff Vesting
Stockholders' Equity Note [Abstract]
Restricted stock awards vesting period			1 year
Employee Stock Option
Stockholders' Equity Note [Abstract]
Number of shares, subject to repurchase			3,530,403
Subsequent Event
Stockholders' Equity Note [Abstract]
Common stock, shares authorized					200,000,000
Common stock, par value					$ 0.0001
Preferred stock, shares authorized					10,000,000
Preferred stock, par value					$ 0.0001
Research And Development Expense
Stockholders' Equity Note [Abstract]
Share based compensation expense			$ 603,000
Research And Development Expense | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense				232,602
General and Administrative Expense
Stockholders' Equity Note [Abstract]
Share based compensation expense			$ 41,000
General and Administrative Expense | Non Employee Awards
Stockholders' Equity Note [Abstract]
Share based compensation expense				$ 4,016
Private Placement
Stockholders' Equity Note [Abstract]
Common stock, shares issued	16,561,396
Common stock, issued price per share	$ 3.16
Common stock, shares exchanged	8,280,696	1,204,870
Proceeds from issuance of common stock net of issuance costs	$ 48,600,000
Financing fees	$ 3,700,000
Conversion of common stock		$ 7,500,000
Convertible promissory notes accrued interest		115,000
Payments for merger related costs		$ 564,000
Private Placement | Common Stock [Member]
Stockholders' Equity Note [Abstract]
Conversion of convertible promissory notes and accrued interest, Shares		2,409,740